Segment information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment information
Segment information
Operating segment
OPCO’s fleet, which is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker, which is the Company's board of directors, as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.
A breakdown of the Company’s revenues by customer for the years ended December 31, 2015, 2014 and 2013 is as follows:

	2015	2014	2013
BP	44.8%	41.5%	35.0%
ExxonMobil *	32.1%	26.4%	14.5%
Tullow	13.5%	17.4%	18.8%
Chevron	8.5%	14.7%	12.1%
Total	—%	—%	19.6%
Other	1.1%	—%	—%
Total	100.0%	100.0%	100.0%

* The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd during 2015, 2014 and part of 2013 and to Statoil Canada Ltd. during part of 2013.
Geographic Data
Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues for the years ended December 31, 2015, 2014 and 2013 and fixed assets as of December 31, 2015 and 2014 by geographic area:
Revenues

(In US$ millions)	2015	2014	2013
United States	$781.1	$556.6	$370.4
Nigeria	250.1	228.5	213.3
Ghana	234.7	233.5	198.6
Canada	190.9	126.1	153.5
Angola	179.4	92.3	87.9
Thailand	99.8	105.6	40.6
Other	5.6	—	—
Total	$1,741.6	$1,342.6	$1,064.3
Fixed Assets—Drilling Units (1)

(In US$ millions)	2015	2014
United States	$2,927.4	$3,024.3
Ghana	591.5	608.4
Angola	571.3	182.5
Canada	519.2	539.3
Nigeria	508.0	525.4
Thailand	251.5	261.2
Myanmar	178.4	—
Total	$5,547.3	$5,141.1

(1)
The fixed assets referred to in the table above include the eleven drilling units at December 31, 2015 and ten drilling units at December 31, 2014. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.